Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of subsequent events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
38.1Issuance of debt securities
In February 2024, the subsidiary Azul Secured issued additional notes in the principal amount of R$740,585 (equivalent to US$148,700) of the Senior Notes 2028. The additional notes were issued to qualified institutional investors. The net proceeds will be used by the Company for general corporate purposes.
38.2Renegotiation of lease obligations
In February 2024, the Company signed definitive agreements with the lessor of 17 aircraft where it renegotiated a new payment profile and the receipt of part of the debt in Convertible to equity.
38.3Sublease
In February 2024, the Company finalized the sublease agreement for an aircraft, returning to the Company's operations.
38.4Debentures
In March 2024, the Company announced the second issue of simple debentures, not convertible into shares, in the amount of R$250,000, maturing in 2027, quarterly interest of CDI + 6% p.a., without guarantees.